Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Basis of Presentation
The unaudited interim consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of the Republic of the Marshall Islands, and its wholly-owned or controlled subsidiaries (collectively, the Company). Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these interim financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2015, included in the Company’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (or SEC) on April 26, 2016. In the opinion of management, these unaudited interim consolidated financial statements reflect all adjustments, consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations, cash flows and changes in total equity for the interim periods presented. The results of operations for the six months ended June 30, 2016 are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Given current credit markets, it is possible that the amounts recorded as derivative assets and liabilities could vary by material amounts prior to their settlement.
Teekay’s publicly-listed subsidiary, Teekay Offshore Partners, L.P. (or Teekay Offshore), considers its shuttle tankers to be comprised of two components: (i) a conventional tanker (the “tanker component”) and (ii) specialized shuttle equipment (the “shuttle component”). Teekay Offshore differentiates these two components on the principle that a shuttle tanker can also operate as a conventional tanker without the use of the shuttle component. The economics of this alternate use depend on the supply and demand fundamentals in the two segments. Historically, the useful life of both components was assessed as 25 years commencing from the date the vessel is delivered from the shipyard. During the three months ended March 31, 2016, Teekay Offshore considered factors related to the ongoing use of the shuttle component and reassessed the useful life as being 20 years based on the challenges associated with adverse market conditions in the energy sector and other long term factors associated with the global oil industry. This change in estimate, commencing January 1, 2016, impacts the entire fleet of Teekay Offshore’s shuttle tanker vessels. Separately, Teekay Offshore has reviewed the depreciation of the tanker component for eight vessels in its fleet that are 17 years of age or older. Based on Teekay Offshore’s expected operating plan for these vessels, it has reassessed the estimated useful life of the tanker component for these vessels as 20 years, commencing January 1, 2016. As market conditions evolve, Teekay Offshore will continue to monitor the useful life of the tanker component for other vessels within the shuttle tanker fleet.

Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for the Company January 1, 2018 and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Company is evaluating the effect of adopting this new accounting guidance.

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 is effective for the Company January 1, 2019 with early adoption permitted. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is evaluating the effect of adopting this new accounting guidance.

In March 2016, the FASB issued Accounting Standards Update 2016-09, Improvements to Employee Share-Based Payment Accounting (or ASU 2016-09). ASU 2016-09 simplifies aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. ASU 2016-09 is effective for the Company January 1, 2017 with early adoption permitted. The Company expects the impact of adopting this new accounting guidance will be a change in presentation of cash payments for tax withholdings on share-settled equity awards from an operating cash outflow to financing cash outflow on the Company's statement of cash flows.